Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Entities included in the consolidation (Table)

		Ownership	Country of	Statements of Operations
Company Name	Nature	Interest	Incorporation	2022	2021	2020
Navios Maritime Holdings Inc.	Holding Company	—	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/ Vessel Owning Company/ Management Company	100%	Belgium	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31

Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rondine Management Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 9/30	3/22 - 12/31
Vernazza Shiptrade Inc.	Operating Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	9/25-12/31
Beaufiks Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 6/30	1/1 - 12/31
Portorosa Marine Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 7/9	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tulsi Shipmanagement Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31

Cinthara Shipping Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rawlin Services Company	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mauve International S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 3/30	1/1 - 12/31
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 3/30	1/1 - 12/31
Diesis Ship Management Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Holdings Europe Finance Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Asia LLC	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iris Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Jasmine Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Emery Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 9/30
Lavender Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 6/30	1/1 - 12/31
Roselite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Smaltite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Motiva Trading Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alpha Merit Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Asteroid Shipping S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Cloud Atlas Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Heodor Shipping Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pacifico Navigation Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rider Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Talia Shiptrade S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Moonstone Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 – 9/8	6/30 - 12/31	—
Opal Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 – 9/8	6/30 –12/31	—
Grimaud Ventures S.A.	Operating Company	100%	Marshall Is.	1/1 – 12/31	7/30-12/31	—
Anafi Shipping Corporation	Operating Company	100%	Marshall Is.	5/12 – 9/8	—	—

Summary of Significant Accounting Policies - Depreciation Periods (Table)
Dry bulk vessels	25 years
Port terminals	5 to 49 years
Tanker vessels, barges and pushboats	15 to 45 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Summary of Significant Accounting Policies - Finite lived acquired intangible assets (Table)
Intangible assets	Years
Trade name	32
Port terminal operating rights	47
Customer relationships	20

Summary of Significant Accounting Policies - Revenue per Category (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
COA/Voyage revenue	$77,798	$77,485	$54,005
Time chartering revenue	59,120	41,446	59,236
Dry Port terminal revenue	96,311	78,740	73,112
Storage fees (dry port) revenue	2,233	1,518	3,364
Dockage revenue	6,596	3,876	3,948
Sale of products revenue	5,183	13,776	17,272
Liquid port terminal revenue	7,010	5,734	4,606
Other	1,146	901	382
Total	$255,397	$223,476	$215,925